DISCONTINUED OPERATIONS (Narrative) (Details) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of disposal group held for sale		$ 1,600,000
Gain on disposal of property		127,478
Amortization		2,419	449
Proved Oil and Gas Properties - Weld County, CO [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Oil and gas properties, net			1,472,521
Amortization			5,658
Revenues from oil and gas sales, discontinued operations			78,726
Operation expenses, discontinued operations			50,985
Operating income, discontinued operations			$ 27,741